Net Financial Income and Costs (Tables)	12 Months Ended
Dec. 31, 2023
Net Financial Income and Costs
Schedule of net financial income and costs

	For the year ended
	December 31,
	2021	2022	2023
Financial income
Financial income	43	2,363	7,612
Total financial income	43	2,363	7,612
Financial costs
Amortization and write-off of deferred loan issuance costs	5,394	4,794	8,878
Interest expense on loans	30,114	40,879	53,694
Interest expense on leases	333	1,668	3,785
Commitment fees	304	68	—
Other financial costs including bank commissions	1,152	230	703
Total financial costs	37,297	47,639	67,060